Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Parenthetical) (Detail) - Projected Benefit Obligation Assumptions [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%
Health care cost trend rate to decrease Period	2019
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 3 months 18 days	6 years 9 months 18 days
Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	15 years	15 years 10 months 24 days
Non Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	11 years 10 months 24 days	12 years 4 months 24 days